Employee Compensation Plans (Details 3) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Mar. 31, 2011
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
2014	$ 163,611
2015	603,341		7,043
2016	520,325		3,572
2017	459,029		289
2018	112,195
Total unrecognized compensation expense	1,858,501		24,397
Stock options
Employee compensation plans
Awards granted (in shares)	463,008		868	4,128
Weighted average fair value assumptions used to calculate fair values of stock options granted
Weighted average risk free interest rate (as a percent)	1.98%	1.42%	1.42%	0.90%
Expected term of options	6 years 1 month 10 days	6 years 3 months	6 years 3 months	6 years 3 months
Expected stock price volatility (as a percent)	83.00%	85.00%	85.00%	86.16%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Weighted average fair value of options granted (in dollars per share)	$ 4.08	$ 3.63	$ 3.68	$ 4.83
Total cash received from employees as a result of employee stock option exercises	54,759	57,794	70,762	13,357
Stock options | Maximum
Employee compensation plans
Expiration period	10 years		10 years
Performance-based stock options granted to employees
Employee compensation plans
Awards granted (in shares)						303,559
Expiration period					10 years
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Stock options deemed probable (in shares)	110,701
Aggregate estimated fair value of options for which the satisfaction of the related performance conditions have not been deemed probable	$ 827,860
Performance-based stock options granted to employees | Performance conditions, which relate to the Company's research and development progress | Maximum
Employee compensation plans
Vesting percentage	60.00%
Performance-based stock options granted to employees | Performance conditions, which relate to deemed liquidation of the Company, an IPO or consummation of a strategic transaction | Maximum
Employee compensation plans
Vesting percentage	40.00%